Distribution Date:	11/18/24	JPMBB Commercial Mortgage Securities Trust 2014-C25
Determination Date:	11/12/24
Next Distribution Date:	12/17/24
Record Date:	10/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16		Attention: JPMBB 2014-C25 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	22-23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	24		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643PBA7	1.520700%	38,041,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643PBB5	2.949300%	109,506,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643PBC3	3.503300%	14,362,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46643PBD1	3.408000%	190,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A2	46643PAA8	3.408000%	85,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46643PBE9	3.672000%	307,915,000.00	159,602,606.08	85,872,932.87	488,383.97	0.00	0.00	86,361,316.84	73,729,673.21	82.23%	30.00%
A-SB	46643PBF6	3.407400%	84,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46643PBJ8	4.065100%	90,303,000.00	90,303,000.00	0.00	305,908.94	0.00	0.00	305,908.94	90,303,000.00	60.46%	22.38%
B	46643PBK5	4.347200%	51,813,000.00	51,813,000.00	0.00	187,701.23	0.00	0.00	187,701.23	51,813,000.00	47.97%	18.00%
C	46643PBL3	4.604651%	42,931,000.00	42,931,000.00	0.00	164,735.22	0.00	0.00	164,735.22	42,931,000.00	37.62%	14.38%
D	46643PAN0	4.104651%	78,460,000.00	78,460,000.00	0.00	268,375.75	0.00	0.00	268,375.75	78,460,000.00	18.71%	7.75%
E	46643PAQ3	3.332000%	28,128,000.00	28,128,000.00	0.00	25,317.54	0.00	0.00	25,317.54	28,128,000.00	11.93%	5.37%
F	46643PAS9	3.332000%	11,843,000.00	11,843,000.00	0.00	0.00	0.00	0.00	0.00	11,843,000.00	9.07%	4.37%
NR*	46643PAU4	3.332000%	51,812,811.74	37,646,267.23	0.00	0.00	0.00	0.00	0.00	37,646,267.23	0.00%	0.00%
BNB	46643PAW0	7.508800%	10,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643PAY6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46643PBN9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,194,302,813.74	500,726,873.31	85,872,932.87	1,440,422.65	0.00	0.00	87,313,355.52	414,853,940.44

X-A	46643PBG4	0.790605%	919,315,000.00	249,905,606.08	0.00	164,647.12	0.00	0.00	164,647.12	164,032,673.21
X-B	46643PBH2	0.257451%	51,813,000.00	51,813,000.00	0.00	11,116.08	0.00	0.00	11,116.08	51,813,000.00
X-C	46643PAC4	0.000000%	42,931,000.00	42,931,000.00	0.00	0.00	0.00	0.00	0.00	42,931,000.00
X-D	46643PAE0	0.500000%	78,460,000.00	78,460,000.00	0.00	32,691.67	0.00	0.00	32,691.67	78,460,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	46643PAG5	1.272651%	28,128,000.00	28,128,000.00	0.00	29,830.93	0.00	0.00	29,830.93	28,128,000.00
X-F	46643PAJ9	1.272651%	11,843,000.00	11,843,000.00	0.00	12,560.00	0.00	0.00	12,560.00	11,843,000.00
X-NR	46643PAL4	1.272651%	51,812,811.74	37,646,267.23	0.00	39,925.46	0.00	0.00	39,925.46	37,646,267.23
Notional SubTotal			1,184,302,811.74	500,726,873.31	0.00	290,771.26	0.00	0.00	290,771.26	414,853,940.44

Deal Distribution Total					85,872,932.87	1,731,193.91	0.00	0.00	87,604,126.78

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643PBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643PBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643PBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46643PBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A2	46643PAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46643PBE9	518.33332602	278.88518867	1.58609996	0.00000000	0.00000000	0.00000000	0.00000000	280.47128863	239.44813734
A-SB	46643PBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46643PBJ8	1,000.00000000	0.00000000	3.38758336	0.00000000	0.00000000	0.00000000	0.00000000	3.38758336	1,000.00000000
B	46643PBK5	1,000.00000000	0.00000000	3.62266671	0.00000000	0.00000000	0.00000000	0.00000000	3.62266671	1,000.00000000
C	46643PBL3	1,000.00000000	0.00000000	3.83720901	0.00000000	0.00000000	0.00000000	0.00000000	3.83720901	1,000.00000000
D	46643PAN0	1,000.00000000	0.00000000	3.42054231	0.00000000	0.00000000	0.00000000	0.00000000	3.42054231	1,000.00000000
E	46643PAQ3	1,000.00000000	0.00000000	0.90008319	1.87658348	4.09397362	0.00000000	0.00000000	0.90008319	1,000.00000000
F	46643PAS9	1,000.00000000	0.00000000	0.00000000	2.77666639	7.47744744	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46643PAU4	726.58220941	0.00000000	0.00000000	2.01747669	98.12124452	0.00000000	0.00000000	0.00000000	726.58220941
BNB	46643PAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643PAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46643PBN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643PBG4	271.83893016	0.00000000	0.17909761	0.00000000	0.00000000	0.00000000	0.00000000	0.17909761	178.42923613
X-B	46643PBH2	1,000.00000000	0.00000000	0.21454230	0.00000000	0.00000000	0.00000000	0.00000000	0.21454230	1,000.00000000
X-C	46643PAC4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46643PAE0	1,000.00000000	0.00000000	0.41666671	0.00000000	0.00000000	0.00000000	0.00000000	0.41666671	1,000.00000000
X-E	46643PAG5	1,000.00000000	0.00000000	1.06054216	0.00000000	0.00000000	0.00000000	0.00000000	1.06054216	1,000.00000000
X-F	46643PAJ9	1,000.00000000	0.00000000	1.06054209	0.00000000	0.00000000	0.00000000	0.00000000	1.06054209	1,000.00000000
X-NR	46643PAL4	726.58220941	0.00000000	0.77057119	0.00000000	0.00000000	0.00000000	0.00000000	0.77057119	726.58220941

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	10/01/24 - 10/30/24	30	0.00	488,383.97	0.00	488,383.97	0.00	0.00	0.00	488,383.97	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	10/01/24 - 10/30/24	30	0.00	164,647.12	0.00	164,647.12	0.00	0.00	0.00	164,647.12	0.00
X-B	10/01/24 - 10/30/24	30	0.00	11,116.08	0.00	11,116.08	0.00	0.00	0.00	11,116.08	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	10/01/24 - 10/30/24	30	0.00	32,691.67	0.00	32,691.67	0.00	0.00	0.00	32,691.67	0.00
X-E	10/01/24 - 10/30/24	30	0.00	29,830.93	0.00	29,830.93	0.00	0.00	0.00	29,830.93	0.00
X-F	10/01/24 - 10/30/24	30	0.00	12,560.00	0.00	12,560.00	0.00	0.00	0.00	12,560.00	0.00
X-NR	10/01/24 - 10/30/24	30	0.00	39,925.46	0.00	39,925.46	0.00	0.00	0.00	39,925.46	0.00
A-S	10/01/24 - 10/30/24	30	0.00	305,908.94	0.00	305,908.94	0.00	0.00	0.00	305,908.94	0.00
B	10/01/24 - 10/30/24	30	0.00	187,701.23	0.00	187,701.23	0.00	0.00	0.00	187,701.23	0.00
C	10/01/24 - 10/30/24	30	0.00	164,735.22	0.00	164,735.22	0.00	0.00	0.00	164,735.22	0.00
D	10/01/24 - 10/30/24	30	0.00	268,375.75	0.00	268,375.75	0.00	0.00	0.00	268,375.75	0.00
E	10/01/24 - 10/30/24	30	62,370.75	78,102.08	0.00	78,102.08	52,784.54	0.00	0.00	25,317.54	115,155.29
F	10/01/24 - 10/30/24	30	55,671.35	32,884.06	0.00	32,884.06	32,884.06	0.00	0.00	0.00	88,555.41
NR	10/01/24 - 10/30/24	30	4,979,406.43	104,531.14	0.00	104,531.14	104,531.14	0.00	0.00	0.00	5,083,937.57
BNB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,097,448.53	1,921,393.65	0.00	1,921,393.65	190,199.74	0.00	0.00	1,731,193.91	5,287,648.27

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643PBJ8	4.065100%	90,303,000.00	90,303,000.00	0.00	305,908.94	0.00	0.00	305,908.94	90,303,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643PBK5	4.347200%	51,813,000.00	51,813,000.00	0.00	187,701.23	0.00	0.00	187,701.23	51,813,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643PBL3	4.604651%	42,931,000.00	42,931,000.00	0.00	164,735.22	0.00	0.00	164,735.22	42,931,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			185,047,000.03	185,047,000.00	0.00	658,345.39	0.00	0.00	658,345.39	185,047,000.00

Exchangeable Certificate Details
EC	46643PBM1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	87,604,126.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,929,356.57	Master Servicing Fee	5,083.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,428.49
Interest Adjustments	(206.41)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	215.59
ARD Interest	0.00	Senior Trust Advisor Fee	819.24
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	7,756.49
Total Interest Collected	1,929,150.16

Principal		Expenses/Reimbursements
Scheduled Principal	85,577,662.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	87,046.02
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	103,153.72
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	295,063.64	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	206.41	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	85,872,932.87	Total Expenses/Reimbursements	190,199.74

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,731,193.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	85,872,932.87
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	87,604,126.78
Total Funds Collected	87,802,083.03	Total Funds Distributed	87,802,083.01

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	500,726,873.31	500,726,873.31	Beginning Certificate Balance	500,726,873.31
(-) Scheduled Principal Collections	85,577,662.82	85,577,662.82	(-) Principal Distributions	85,872,932.87
(-) Unscheduled Principal Collections	295,063.64	295,063.64	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	206.41	206.41	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	414,853,940.44	414,853,940.44	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	502,725,407.43	502,725,407.43	Ending Certificate Balance	414,853,940.44
Ending Actual Collateral Balance	416,802,799.10	416,802,799.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.60%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,710,996.09	2.82%	11	4.6100	NAP	Defeased	1	11,710,996.09	2.82%	11	4.6100	NAP
	9,999,999 or less	7	47,975,748.60	11.56%	(1)	4.6674	1.238855	1.35 or less	7	133,131,873.12	32.09%	(1)	4.3997	0.818377
10,000,000 to 19,999,999		2	31,542,109.91	7.60%	(1)	4.5612	1.230893	1.36 to 1.45	1	99,403,811.35	23.96%	(1)	4.4685	1.370000
20,000,000 to 24,999,999		2	49,787,150.47	12.00%	0	4.5312	0.913913	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		2	64,303,412.65	15.50%	(1)	4.2702	2.260987	1.56 to 1.65	1	12,060,755.66	2.91%	0	4.5600	1.620000
	50,000,000 or greater	3	209,534,522.72	50.51%	(1)	4.4132	1.496299	1.66 to 1.80	1	8,285,985.31	2.00%	0	4.3000	1.720000
	Totals	17	414,853,940.44	100.00%	(1)	4.4514	1.497163	1.81 to 2.00	3	68,407,337.97	16.49%	(1)	4.6765	1.868317
								2.01 or greater	3	81,853,180.94	19.73%	(1)	4.3031	2.393852
								Totals	17	414,853,940.44	100.00%	(1)	4.4514	1.497163
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	11,710,996.09	2.82%	11	4.6100	NAP
							Defeased	1	11,710,996.09	2.82%	11	4.6100	NAP
Colorado	1	19,481,354.25	4.70%	(1)	4.5620	0.990000
							Lodging	3	48,263,930.40	11.63%	(1)	4.5942	1.923722
Florida	3	17,246,503.06	4.16%	(1)	4.6995	2.085009
							Mixed Use	1	25,000,000.00	6.03%	(2)	3.9310	2.970000
Illinois	4	49,771,258.65	12.00%	0	4.4098	0.290432
							Office	7	241,729,107.40	58.27%	(1)	4.4937	1.375348
Michigan	1	24,988,149.61	6.02%	0	4.8400	1.940000
							Retail	5	88,149,906.55	21.25%	(1)	4.3836	1.169808
Mississippi	1	58,122,272.47	14.01%	(2)	4.2900	1.190000
							Totals	17	414,853,940.44	100.00%	(1)	4.4514	1.497163
Missouri	1	99,403,811.35	23.96%	(1)	4.4685	1.370000

New York	1	25,000,000.00	6.03%	(2)	3.9310	2.970000

Rhode Island	1	12,060,755.66	2.91%	0	4.5600	1.620000

Texas	2	91,311,851.55	22.01%	(1)	4.4626	1.963784

Virginia	1	5,756,987.75	1.39%	(1)	4.8710	1.050000

Totals	17	414,853,940.44	100.00%	(1)	4.4514	1.497163

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,710,996.09	2.82%	11	4.6100	NAP	Defeased	1	11,710,996.09	2.82%	11	4.6100	NAP
	4.40000% or less	4	116,207,258.64	28.01%	(1)	4.1985	1.331169	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	6	230,816,040.20	55.64%	(1)	4.4830	1.564018	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	3	21,258,732.44	5.12%	(1)	4.6288	1.141763	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	2	30,745,137.36	7.41%	0	4.8458	1.773349	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	4,115,775.71	0.99%	(1)	5.5030	1.990000	49 months or greater	16	403,142,944.35	97.18%	(1)	4.4468	1.494945
	Totals	17	414,853,940.44	100.00%	(1)	4.4514	1.497163	Totals	17	414,853,940.44	100.00%	(1)	4.4514	1.497163
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,710,996.09	2.82%	11	4.6100	NAP	Defeased	1	11,710,996.09	2.82%	11	4.6100	NAP
	60 months or less	16	403,142,944.35	97.18%	(1)	4.4468	1.494945	Interest Only	11	371,151,856.77	89.47%	(1)	4.4245	1.500458
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	239 months or less	5	31,991,087.58	7.71%	(1)	4.7052	1.430984
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	17	414,853,940.44	100.00%	(1)	4.4514	1.497163	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	17	414,853,940.44	100.00%	(1)	4.4514	1.497163
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,710,996.09	2.82%	11	4.6100	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	14	369,155,347.58	88.98%	(1)	4.4777	1.421222	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	25,000,000.00	6.03%	(2)	3.9310	2.970000
	25 months or greater	1	8,987,596.77	2.17%	(1)	4.6100	0.420000
	Totals	17	414,853,940.44	100.00%	(1)	4.4514	1.497163
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	302850001	OF	Creve Coeur	MO	Actual/360	4.468%	383,133.57	166,357.96	0.00	N/A	10/01/24	--	99,570,169.31	99,403,811.35	10/01/24
4	883100306	RT	Tupelo	MS	Actual/360	4.290%	215,141.99	116,028.58	0.00	N/A	09/06/24	--	58,238,301.05	58,122,272.47	09/06/24
5	28000543	OF	Houston	TX	Actual/360	4.445%	199,999.69	243,013.16	0.00	10/06/24	10/06/27	--	52,251,452.06	52,008,438.90	11/06/24
6	302680010	LO	Houston	TX	Actual/360	4.486%	152,118.61	75,515.60	0.00	N/A	10/01/24	--	39,378,928.25	39,303,412.65	01/01/24
8	302850008	MF	Various	FL	Actual/360	4.651%	104,839.80	26,179,725.31	0.00	N/A	11/01/24	--	26,179,725.31	0.00	11/01/24
10	302850010	OF	Rosemont	IL	Actual/360	4.220%	90,309.84	53,118.35	0.00	11/01/24	12/01/25	--	24,852,119.21	24,799,000.86	01/01/24
11	695100394	OF	Southfield	MI	Actual/360	4.840%	104,347.22	48,507.68	0.00	N/A	11/06/24	--	25,036,657.29	24,988,149.61	10/06/24
13	883100295	MU	Staten Island	NY	Actual/360	3.931%	84,625.69	0.00	0.00	N/A	09/06/24	--	25,000,000.00	25,000,000.00	09/06/24
14	28000551	RT	Chatsworth	CA	Actual/360	4.530%	84,073.52	21,552,707.55	0.00	N/A	11/06/24	--	21,552,707.55	0.00	11/06/24
19	28000530	OF	Greenwood Village	CO	Actual/360	4.562%	76,656.26	32,053.80	0.00	N/A	10/06/24	--	19,513,408.05	19,481,354.25	10/06/24
24	302850024	OF	Providence	RI	Actual/360	4.560%	47,454.74	24,491.44	0.00	N/A	11/01/24	--	12,085,247.10	12,060,755.66	10/01/24
26	28000546	SS	Carson	CA	Actual/360	4.500%	46,642.91	12,036,880.85	0.00	N/A	11/06/24	--	12,036,880.85	0.00	11/06/24
27	28000529	RT	Westminster	CO	Actual/360	4.610%	46,583.61	23,730.57	0.00	N/A	10/06/25	--	11,734,726.66	11,710,996.09	11/06/24
33	302850033	OF	Schaumburg	IL	Actual/360	4.610%	35,762.45	21,207.43	0.00	N/A	10/05/24	--	9,008,804.20	8,987,596.77	09/05/24
37	883100321	RT	Jacksonville	FL	Actual/360	4.300%	30,756.38	20,314.35	0.00	N/A	11/06/24	--	8,306,299.66	8,285,985.31	11/06/24
38	883100315	RT	Decatur	IL	Actual/360	4.580%	33,821.18	17,323.80	0.00	N/A	11/06/24	--	8,575,591.19	8,558,267.39	02/06/24
39	695100391	MF	Various	IL	Actual/360	4.490%	35,437.70	9,165,579.73	0.00	N/A	11/06/24	--	9,165,579.73	0.00	11/06/24
43	695100389	RT	Rockford	IL	Actual/360	4.605%	29,509.70	67,423.31	206.41	10/06/24	10/06/27	--	7,493,816.94	7,426,393.63	10/06/24
45	28000534	OF	Denver	CO	Actual/360	4.580%	26,380.25	6,688,891.55	0.00	N/A	10/06/24	--	6,688,891.55	0.00	11/06/24
47	28000541	RT	Glen Allen	VA	Actual/360	4.871%	24,203.53	13,353.02	0.00	N/A	10/06/24	--	5,770,340.77	5,756,987.75	10/06/24
50	695100393	MU	Tulsa	OK	Actual/360	4.410%	22,045.49	5,805,263.20	0.00	N/A	11/06/24	--	5,805,263.20	0.00	11/06/24
52	28000542	LO	Daytona Beach	FL	Actual/360	4.700%	19,672.76	16,063.69	0.00	N/A	10/06/24	--	4,860,805.73	4,844,742.04	10/06/24
55	28000538	LO	Jupiter	FL	Actual/360	5.503%	19,568.56	13,749.26	0.00	N/A	10/06/24	--	4,129,524.97	4,115,775.71	10/06/24
61	28000537	MF	Bowling Green	KY	Actual/360	5.343%	16,064.71	3,491,632.68	0.00	N/A	10/06/24	--	3,491,632.68	0.00	11/06/24
Totals							1,929,150.16	85,872,932.87	206.41				500,726,873.31	414,853,940.44
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,455,585.32	2,624,367.60	01/01/24	03/31/24	--	0.00	0.00	549,062.83	549,062.83	0.00	0.00
4	6,860,732.54	1,324,495.15	01/01/24	03/31/24	--	0.00	0.00	330,729.25	661,847.22	0.00	0.00
5	5,005,196.23	2,540,537.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,802,651.00	0.00	--	--	11/12/24	7,885,645.96	2,258,548.89	196,907.95	1,940,135.64	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	165,743.59	0.00	--	--	11/12/24	12,080,157.54	345,938.03	99,173.97	1,113,754.42	0.00	0.00
11	4,063,149.00	3,133,700.58	01/01/24	09/30/24	--	0.00	0.00	151,723.03	151,723.03	0.00	0.00
13	0.00	813,857.05	01/01/23	03/31/23	05/13/24	0.00	0.00	84,436.25	166,309.71	0.00	0.00
14	2,505,275.71	1,253,159.64	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	323,000.00	01/01/24	03/31/24	--	0.00	0.00	108,121.94	108,121.94	0.00	0.00
24	1,534,813.15	1,160,345.11	01/01/24	09/30/24	--	0.00	0.00	71,894.15	71,894.15	0.00	0.00
26	0.00	1,515,433.80	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	(104,608.70)	339,555.56	01/01/22	09/30/22	--	0.00	0.00	56,591.31	113,252.00	0.00	0.00
37	1,255,431.11	604,326.30	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	1,501.42	0.00
38	524,092.00	0.00	--	--	07/11/24	3,294,832.57	469,825.66	38,099.73	356,430.12	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1,320,110.05	318,767.01	01/01/24	06/30/24	--	0.00	0.00	44,850.49	44,850.49	0.00	0.00
45	949,032.68	398,647.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	524,195.60	249,656.58	01/01/24	06/30/24	--	0.00	33,555.24	37,531.71	37,531.71	0.00	0.00
50	190,856.84	147,148.30	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,457,448.24	1,500,830.47	07/01/23	06/30/24	08/11/21	0.00	0.00	35,715.52	35,715.52	0.00	0.00
55	1,087,766.33	910,427.77	07/01/23	06/30/24	--	0.00	0.00	33,300.04	33,300.04	0.00	0.00
61	479,436.20	265,978.58	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	47,076,906.89	19,424,234.44				23,260,636.07	3,107,867.82	1,838,138.16	5,383,928.82	1,501.42	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
5	28000543	243,013.16	Partial Liquidation (Curtailment)	0.00	0.00
43	695100389	52,050.48	Partial Liquidation (Curtailment)	0.00	0.00
Totals		295,063.64		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/24	0	0.00	0	0.00	1	24,799,000.86	0	0.00	2	47,861,680.04	0	0.00	2	295,063.64	0	0.00	4.451376%	4.250881%	(1)
10/18/24	0	0.00	0	0.00	2	33,427,710.40	0	0.00	2	47,954,519.44	0	0.00	1	248,547.94	1	2,464,000.00	4.474581%	4.324785%	0
09/17/24	0	0.00	0	0.00	3	72,960,941.78	0	0.00	2	48,052,987.35	0	0.00	0	0.00	1	17,305,148.66	4.481287%	4.354795%	1
08/16/24	1	25,000,000.00	0	0.00	3	73,105,766.01	0	0.00	2	48,145,087.72	0	0.00	0	0.00	1	4,905,391.04	4.492519%	4.404745%	2
07/17/24	1	25,000,000.00	0	0.00	3	73,250,043.55	0	0.00	2	48,236,832.30	0	0.00	0	0.00	3	82,510,483.69	4.492811%	4.442123%	3
06/17/24	0	0.00	1	25,000,000.00	3	73,402,726.62	0	0.00	2	48,334,244.67	0	0.00	0	0.00	0	0.00	4.444071%	4.397715%	4
05/17/24	1	19,676,704.57	1	25,000,000.00	3	73,545,883.11	0	0.00	2	48,425,258.53	0	0.00	0	0.00	0	0.00	4.449154%	4.403548%	5
04/17/24	1	25,000,000.00	1	25,175,518.86	2	48,521,966.40	0	0.00	2	48,521,966.40	0	0.00	0	0.00	0	0.00	4.449828%	4.404363%	6
03/15/24	2	44,968,913.11	1	25,000,000.00	2	48,612,255.08	0	0.00	2	48,612,255.08	0	0.00	0	0.00	0	0.00	4.449995%	4.425985%	7
02/16/24	1	25,000,000.00	0	0.00	2	48,714,334.11	0	0.00	2	48,714,334.11	0	0.00	0	0.00	0	0.00	4.450181%	4.403176%	8
01/18/24	0	0.00	0	0.00	3	74,139,987.28	0	0.00	2	48,803,879.66	0	0.00	0	0.00	0	0.00	4.450346%	4.403341%	9
12/15/23	0	0.00	0	0.00	4	99,280,360.55	0	0.00	2	48,893,079.30	0	0.00	0	0.00	0	0.00	4.450509%	4.403504%	10
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	302850001	10/01/24	0	5	549,062.83	549,062.83	1,840.60	99,570,169.26	07/30/24	13
4	883100306	09/06/24	1	5	330,729.25	661,847.22	0.00	58,360,831.65	09/10/24	13
6	302680010	01/01/24	9	5	196,907.95	1,940,135.64	0.00	40,069,987.37	05/18/20	7	08/31/21		09/14/22
10	302850010	01/01/24	9	6	99,173.97	1,113,754.42	18,227.33	25,336,107.62	05/30/23	2
11	695100394	10/06/24	0	5	151,723.03	151,723.03	0.00	25,036,657.28	11/01/24	13
13	883100295	09/06/24	1	5	84,436.25	166,309.71	8,616.67	24,831,495.73	06/02/20	13
19	28000530	10/06/24	0	5	108,121.94	108,121.94	0.00	19,513,408.05	02/29/24	2
24	302850024	10/01/24	0	5	71,894.15	71,894.15	0.00	12,085,247.10	11/05/24	13
33	302850033	09/05/24	1	5	56,591.31	113,252.00	0.00	9,031,079.68	10/09/24	13
38	883100315	02/06/24	8	5	38,099.73	356,430.12	0.00	8,717,192.81	05/21/20	7			06/02/21
43	695100389	10/06/24	0	B	44,850.49	44,850.49	0.00	7,441,766.46
47	28000541	10/06/24	0	5	37,531.71	37,531.71	0.00	5,813,105.09
52	28000542	10/06/24	0	5	35,715.52	35,715.52	450.00	4,860,805.73	08/23/24	4
55	28000538	10/06/24	0	5	33,300.04	33,300.04	0.00	4,129,524.97
Totals					1,838,138.16	5,383,928.82	29,134.60	344,797,378.80
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		318,909,111	8,285,985	262,761,446		47,861,680
0 - 6 Months		0	0	0		0
7 - 12 Months		11,710,996	11,710,996	0		0
13 - 24 Months		24,799,001	0	24,799,001		0
25 - 36 Months		59,434,833	59,434,833	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-24	414,853,940	250,083,390	92,109,869	0	24,799,001	47,861,680
Oct-24	500,726,873	222,711,462	121,970,472	83,238,301	24,852,119	47,954,519
Sep-24	592,477,006	436,155,233	0	58,360,832	49,907,954	48,052,987
Aug-24	693,050,206	594,944,440	25,000,000	0	24,960,678	48,145,088
Jul-24	727,478,554	629,228,511	25,000,000	0	25,013,211	48,236,832
Jun-24	833,562,122	735,159,395	0	25,000,000	25,068,482	48,334,245
May-24	853,346,280	735,123,693	19,676,705	25,000,000	25,120,625	48,425,259
Apr-24	858,605,575	759,908,090	25,000,000	25,175,519	0	48,521,966
Mar-24	859,943,481	741,362,313	44,968,913	25,000,000	0	48,612,255
Feb-24	861,447,300	787,732,966	25,000,000	0	0	48,714,334
Jan-24	862,774,099	788,634,112	0	0	25,336,108	48,803,880
Dec-23	864,095,712	764,815,352	0	0	50,387,281	48,893,079
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	302850001	99,403,811.35	99,570,169.26	147,000,000.00	08/18/14	2,257,253.60	1.37000	03/31/24	10/01/24	I/O
4	883100306	58,122,272.47	58,360,831.65	105,700,000.00	08/22/14	1,179,829.40	1.19000	03/31/24	09/06/24	I/O
6	302680010	39,303,412.65	40,069,987.37	68,800,000.00	09/25/24	8,802,651.00	1.81000	12/31/23	10/01/24	I/O
10	302850010	24,799,000.86	25,336,107.62	12,500,000.00	04/15/24	(201,380.41)	(0.12000)	12/31/23	12/01/25	I/O
11	695100394	24,988,149.61	25,036,657.28	41,500,000.00	06/05/14	2,668,530.33	1.94000	09/30/24	11/06/24	I/O
13	883100295	25,000,000.00	24,831,495.73	35,200,000.00	05/06/24	741,513.05	2.97000	03/31/23	09/06/24	I/O
19	28000530	19,481,354.25	19,513,408.05	31,000,000.00	08/13/14	323,000.00	0.99000	03/31/24	10/06/24	I/O
24	302850024	12,060,755.66	12,085,247.10	19,400,000.00	07/11/14	1,050,756.61	1.62000	09/30/24	11/01/24	I/O
33	302850033	8,987,596.77	9,031,079.68	14,800,000.00	07/25/14	215,715.56	0.42000	09/30/22	10/05/24	238
38	883100315	8,558,267.39	8,717,192.81	7,000,000.00	06/04/24	478,205.00	0.78000	12/31/23	11/06/24	I/O
52	28000542	4,844,742.04	4,860,805.73	8,800,000.00	07/07/21	1,198,363.57	2.79000	06/30/24	10/06/24	179
Totals		325,549,363.05	327,412,982.28	491,700,000.00		18,714,437.71

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	302850001	OF	MO	07/30/24	13

The Loan transferred to Special Servicing on 07/30/2024. Special Servicer is reaching out to the Borrower. Borrower has started to work on the Cash Management implementation. Lender and Borrower are in discussions

4	883100306	RT	MS	09/10/24	13
	The Loan recently transferred to Special Servicing. Special Servicer is reaching out to Borrower to determine the next steps. Borrower has signed the PNL and Lender is awaiting due diligence items.

6	302680010	LO	TX	05/18/20	7

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the COVID-19 pandemic. Borrower filed BK11. Borrower agreed to transfer title back to the Lender and a Deed in Lieu was completed. The property transferred to REOo n 9/14/22. Property was under contract end of 2023, but buyer did not perform. Asset Management is proceeding with original business plan to sell in 2025. TTM RevPAR index 103.9% per September 2024 STR.

10	302850010	OF	IL	05/30/23	2

The Loan transferred to the Special Servicer on 5/30/2023. A PNL has been executed. The court appointed the receiver on 11/21/2023 at the property. Special Servicer is evaluating all options and monitoring property performance.

11	695100394	OF	MI	11/01/24	13
	The loan transferred to Special Servicing on 11/01/2024. The loan matured on 11/6/2024. Special Servicer is reaching out to the Borrower.

13	883100295	MU	NY	06/02/20	13

Loan transferred for Monetary Default as a result of the Covid-19 pandemic. On July 31, 2020, a Notice of Default was sent as a result of the Borrower making partial payments on the Loan. On July 18, 2022, an additional Notice of Default was sent as the B orrower failed to provide a replacement guarantor acceptable to the Lender within thirty (30) days of the Guarantor's death (October 30, 2015). Lender has entered into an agreement with the Borrower in which the Loan had been brought current. Additionally , as part of the agreement the Borrower has replaced the deceased guarantor, implemented cash management for remainder of the term, and remitted excess cash. Special Servicer is evaluating an extension

	proposal from borrower.

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	28000530	OF	CO	02/29/24	2

The Loan transferred to Special Servicing on 02/29/2024 due to imminent monetary default. Special Servicer is currently evaluating the Loan and collateral. Borrower has executed PNL. First proposal has been rejected; Lender is reviewing

	Borrower submitted OpEx requests post-default and reviewing options to place a Receiver over the property post-maturity.

24	302850024	OF	RI	11/05/24	13
	The Loan transferred to Special Servicing on 11/5/2024. Special Servicer is reaching out to the Borrower.

33	302850033	OF	IL	10/09/24	13

The Loan transferred to Special Servicing as having matured on 10/5/2024. Wells Fargo advised on 9/3/2024 that the Borrower said verbally that they will not be able to payoff. Are making initial contact with the borrower with the goal of entering

	into aP re-Negotiation Letter and commencing discussions.

38	883100315	RT	IL	05/21/20	7

Lender took title to the property via a Deed-in-Lieu of Foreclosure on 6/3/2021. Mid America is managing the property. New leasing activity along with renewal activity. Property is 56.5% occupied. Assessing sale options and timing. Leasing

	momentum (renew al and new lease activity).

52	28000542	LO	FL	08/23/24	4
	Loan was transferred for Imminent Maturity Default (10/6/24 maturity date). Borrower submitted an extension proposal which Special Servicer is currently reviewing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	302850036	08/17/22	8,497,312.00	15,000,000.00	8,964,086.14	145,151.62	8,964,086.14	8,818,934.52	0.00	0.00	(464.20)	464.20	0.00%
49	302850049	10/19/20	6,027,612.51	2,900,000.00	2,460,297.16	1,264,946.47	2,460,297.16	1,195,350.69	4,832,261.82	0.00	20,415.01	4,811,846.81	68.74%
54	695100376	08/17/21	4,361,798.75	1,800,000.00	1,293,559.00	1,293,559.00	1,293,559.00	0.00	4,361,798.75	0.00	263,271.87	4,098,526.88	74.51%
59	28000548	01/17/20	4,102,907.67	2,950,000.00	1,438,824.26	620,797.02	1,438,824.26	818,027.24	3,284,880.43	0.00	302,955.69	2,981,924.74	66.56%
63	695100392	08/17/21	2,675,500.58	1,200,000.00	1,673,405.66	472,005.59	1,673,405.66	1,201,400.07	1,474,100.51	0.00	99,682.09	1,374,418.42	45.81%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			25,665,131.51	23,850,000.00	15,830,172.22	3,796,459.70	15,830,172.22	12,033,712.52	13,953,041.51	0.00	685,860.46	13,267,181.05

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/22	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00	3,284,880.43
		02/18/20	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/20	0.00	0.00	0.00	(3,284,880.43)	0.00	3,284,880.43	0.00	0.00
36	302850036	08/25/22	0.00	0.00	0.00	0.00	0.00	464.20	0.00	0.00	464.20
49	302850049	06/16/23	0.00	0.00	4,811,846.81	0.00	0.00	(1,184.62)	0.00	0.00	4,811,846.81
		04/17/23	0.00	0.00	4,813,031.43	0.00	0.00	(3,141.02)	0.00	0.00
		10/17/22	0.00	0.00	4,816,172.45	0.00	0.00	(23,014.99)	0.00	0.00
		11/18/20	0.00	0.00	4,839,187.44	0.00	0.00	6,925.62	0.00	0.00
		10/19/20	0.00	0.00	4,832,261.82	0.00	0.00	4,832,261.82	0.00	0.00
54	695100376	06/16/23	0.00	0.00	4,098,526.88	0.00	0.00	(70,221.87)	0.00	0.00	4,098,526.88
		01/18/22	0.00	0.00	4,168,748.75	0.00	0.00	(193,050.00)	0.00	0.00
		08/17/21	0.00	0.00	4,361,798.75	0.00	0.00	4,361,798.75	0.00	0.00
59	28000548	08/17/23	0.00	0.00	2,981,924.74	0.00	0.00	(1,808.30)	0.00	0.00	2,981,924.74
		07/17/23	0.00	0.00	2,983,733.04	0.00	0.00	(6,495.75)	0.00	0.00
		06/16/23	0.00	0.00	2,990,228.79	0.00	0.00	(57,998.16)	0.00	0.00
		08/17/22	0.00	0.00	3,048,226.95	0.00	0.00	(41,357.13)	0.00	0.00
		12/17/21	0.00	0.00	3,089,584.08	0.00	0.00	(84,368.52)	0.00	0.00
		10/19/20	0.00	0.00	3,173,952.60	0.00	0.00	1,650.00	0.00	0.00
		09/17/20	0.00	0.00	3,172,302.60	0.00	0.00	8,775.50	0.00	0.00
		05/15/20	0.00	0.00	3,163,527.10	0.00	0.00	(116,677.10)	0.00	0.00
		02/18/20	0.00	0.00	3,280,204.20	0.00	0.00	(4,676.23)	0.00	0.00
		01/17/20	0.00	0.00	3,284,880.43	0.00	0.00	3,284,880.43	0.00	0.00
63	695100392	05/17/23	0.00	0.00	1,374,418.42	0.00	0.00	(99,682.09)	0.00	0.00	1,374,418.42
		08/17/21	0.00	0.00	1,474,100.51	0.00	0.00	1,474,100.51	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.04	13,266,716.85	(3,284,880.43)	0.00	16,552,061.48	0.00	0.00	16,552,061.48

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	21,435.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	12,537.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	8,477.41	0.00	0.00	30,427.86	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,350.11	0.00	0.00	43,637.89	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	37,152.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	4,200.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	12,980.27	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	103,153.72	0.00	0.00	87,046.02	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		190,199.74

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Supplemental Notes
None

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